Common Stock Reserved for Future issuance (Detail)	Dec. 31, 2016 shares
Class Of Stock [Line Items]
Common stock reserved for future issuance	15,183,705
Series A Convertible Preferred Units [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	1,239,338
Series A1 Redeemable Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	8,289,663
Series A2 Redeemable Convertible Preferred Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	4,486,015
Unvested Restricted Stock Awards [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	241,096
Options To Purchase Common Stock [Member]
Class Of Stock [Line Items]
Common stock reserved for future issuance	927,593